DEPOSITS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Interest Expense, Time Deposits, $100,000 or More	$ 1.60	$ 1.70	$ 2.50
Brokered Deposits	$ 46	$ 43